Shareholder Report, Average Annual Return (Details) 197416_F-m 3-Year Investment Grade Corporate Bond ETF_TF_TSR Annual {TF}	12 Months Ended	32 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m 3-Year Investment Grade Corporate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m 3-Year Investment Grade Corporate Bond ETF NAV
Average Annual Return, Percent	2.63%	4.77%
ICE BofA US Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Corporate Index
Average Annual Return, Percent	2.03%	4.18%
Bloomberg US Liquid Corporate 3 Year Maturity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Liquid Corporate 3 Year Maturity Index
Average Annual Return, Percent	2.89%	5.10%